Statement of Additional Information Supplement

December 2, 2008

The Universal Institutional Funds, Inc.

Supplement dated December 2, 2008 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2008:

With respect to the Global Value Equity Portfolio, the section of the Statement of Additional Information entitled "Management of the Fund—Portfolio Manager Compensation Structure—Global Value Equity Portfolio" is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers. As of September 30, 2008: Nathalie Degans managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets. Margaret Naylor managed one registered investment company with a total of approximately $409 million in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $300 million in assets; and four other accounts with a total of approximately $222 million in assets. Arthur Pollock managed one registered investment company with a total of approximately $409 million in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $300 million in assets; and four other accounts with a total of approximately $222 million in assets. Alistair Corden-Lloyd managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets. Jean Beaubois managed one registered investment company with a total of approximately $409 million in assets; three pooled investment vehicles other than registered investment companies with a total of approximately $341 million in assets; and five other accounts with a total of approximately $301 million in assets.

Securities Ownership of Portfolio Managers. As of September 30, 2008, none of Nathalie Degans, Margaret Naylor, Arthur Pollock, Alistair Corden-Lloyd or Jean Beaubois owned any securities in the Portfolio.

Please retain this supplement for future reference.